The Company and Nature of Operations (Sogou's Business, Sogou's Share Structure) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Organization and Nature of Operations [Line Items]
Number of shares issued	39,229,000	38,898,000
Number of shares outstanding	39,229,000	38,898,000
Sogou [Member] | Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares issued	397,158,375
Number of shares outstanding	397,158,375
Sogou [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding for legal purpose	5,805,000
Sogou [Member] | Class A Ordinary Shares [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	3,717,250
Sogou [Member] | Class A Ordinary Shares [Member] | Photon [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	24,686,863
Sogou [Member] | Class A Ordinary Shares [Member] | Other than Sohu,Tencent,and Photon [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	89,996,387
Sogou [Member] | Class B Ordinary Shares [Member] | Sohu [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	127,200,000
Sogou [Member] | Class B Ordinary Shares [Member] | Tencent [Member]
Organization and Nature of Operations [Line Items]
Number of shares outstanding	151,557,875